Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2017, December 31, 2016 and December 31, 2015:

	December 31, 2017	December 31, 2016	December 31, 2015
Cost of sales	12	7	7
Selling, general and administrative	31	17	17
Research and development	18	14	14

Total pre-payroll tax and social contribution compensation	61	38	38

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2017, 2016 and 2015:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2014	(76)	2	(170)	813	569

Cumulative tax impact	—	—	44	—	44

December 31, 2014, net of tax	(76)	2	(126)	813	613

OCI before reclassifications	(117)	—	(2)	(202)	(321)
Amounts reclassified from AOCI	170	—	12	(10)	172
OCI for the year ended December 31, 2015	53	—	10	(212)	(149)
Cumulative tax impact	—	—	(4)	—	(4)
OCI for the year ended December 31, 2015, net of tax	53	—	6	(212)	(153)

December 31, 2015	(23)	2	(160)	601	420

Cumulative tax impact	—	—	40	—	40

December 31, 2015, net of tax	(23)	2	(120)	601	460

OCI before reclassifications	(33)	—	(25)	(57)	(115)
Amounts reclassified from AOCI	9	—	15	—	24
OCI for the year ended December 31, 2016	(24)	—	(10)	(57)	(91)
Cumulative tax impact	—	—	2	—	2
OCI for the year ended December 31, 2016, net of tax	(24)	—	(8)	(57)	(89)

December 31, 2016	(47)	2	(170)	544	329

Cumulative tax impact	—	—	42	—	42

December 31, 2016, net of tax	(47)	2	(128)	544	371

OCI before reclassifications	122	(2)	(6)	224	338
Amounts reclassified from AOCI	(30)	—	10	—	(20)
OCI for the year ended December 31, 2017	92	(2)	4	224	318
Cumulative tax impact	—	—	(1)	—	(1)
OCI for the year ended December 31, 2017, net of tax	92	(2)	3	224	317

December 31, 2017	45	—	(166)	768	647

Cumulative tax impact	—	—	41	—	41

December 31, 2017, net of tax	45	—	(125)	768	688

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2017, 2016 and 2015 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2017	Amounts reclassified from AOCI in the year ended December 31, 2016	Amounts reclassified from AOCI in the year ended December 31, 2015	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	16	(7)	(105)	Cost of sales
Foreign exchange derivative contracts	3	—	(14)	Selling, general and administrative
Foreign exchange derivative contracts	11	(2)	(51)	Research and development
	—	—	—	Income tax benefit (expense)

	30	(9)	(170)	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(1)	(1)	—	Cost of sales
Amortization of actuarial gains (losses)	(4)	(8)	(5)	Selling, general and administrative
Amortization of actuarial gains (losses)	(5)	(6)	(6)	Research and development
Amortization of prior service cost	—	—	(1)	Research and development
	2	4	4	Income tax benefit (expense)

	(8)	(11)	(8)	Net of tax

Foreign currency translation adjustment
Realized gain on disposal of investments	—	—	10	Income (loss) on equity-method investments
	—	—	—	Income tax benefit (expense)

	—	—	10	Net of tax

Total reclassifications for the year	22	(20)	(168)

Attributable to noncontrolling interest	—	—	—

Attributable to the Company’s stockholders	22	(20)	(168)

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2005	66,000	(15,000)
2006	66,000	(15,000)
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013	No options granted
2014	No options granted
2015	No options granted
2016	No options granted
2017	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2017 and December 31, 2016 is presented below:

Year of grant	Outstanding as of 31.12.2015	Exercised	Expired / Cancelled	Outstanding as of 31.12.2016	Exercised	Expired / Cancelled	Outstanding as of 31.12.2017
2006	3,000	(3,000)	—	—	—	—	—
2007	19,500	(12,000)	—	7,500	(7,500)	—	—
2008	39,000	(15,000)	—	24,000	(7,500)	—	16,500
2009	45,000	(10,000)	—	35,000	(12,500)	—	22,500
2010	45,000	—	—	45,000	(15,000)	—	30,000
2011	82,500	(15,000)	—	67,500	(15,000)	—	52,500
2012	95,000	(7,500)	—	87,500	(22,500)	—	65,000

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 22, 2013	2013 CEO Special Bonus	63,848	—	—
July 22, 2014	2014 CEO Special Bonus	34,483	—	—
July 22, 2014	2014 Employee Plan	6,458,435	—	(1,939,222)
December 18, 2014	2014 Employee Plan	500,775	—	(31,332)
March 24, 2015	2015 CEO Special Bonus	53,369	—	—
July 27, 2015	2015 Employee Plan	6,591,200	—	(1,961,886)
December 15, 2015	2015 Employee Plan	370,920	—	(29,078)
April 26, 2016	2016 CEO Special Bonus	69,165	—	—
July 26, 2016	2016 Employee Plan	6,621,100	—	(1,628,376)
December 19, 2016	2016 Employee Plan	376,800	—	(53,900)
July 25, 2017	2017 Employee Plan	7,634,475	—	( *)
December 22, 2017	2017 Employee Plan	347,160	—	( *)

(*)	As at December 31, 2017, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2017 is presented below:

Unvested Shares	Unvested as at December 31, 2016	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2017
2013 CEO Special Bonus	7,095	—	—	—	(7,095)	—
2014 CEO Special Bonus	11,495	—	—	—	(11,495)	—
2014 Employee Plan	1,611,453	—	(7,253)	—	(1,604,200)	—
2015 CEO Special Bonus	35,579	—	—	—	(17,790)	17,789
2015 Employee Plan	3,170,739	—	(24,694)	—	(1,515,261)	1,630,784
2016 CEO Special Bonus	—	69,165	—	—	(23,055)	46,110
2016 Employee Plan	6,974,420	—	(62,179)	(1,682,276)	(1,717,119)	3,512,846
2017 Employee Plan	—	7,981,635	(32,175)	—	(1,950)	7,947,510

Total	11,810,781	8,050,800	(126,301)	(1,682,276)	(4,897,965)	13,155,039